Summary of Significant Accounting Policies	24 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

FASB Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) (issued FASB Accounting Standards Codification (“ASC”) 105 - 10 (formerly Statement of Financial Accounting Standard (“SFAS”) No. 168), The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. ASC 105-10 became the source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernment entities. It also modifies the GAAP hierarchy to include only two levels of GAAP; authoritative and non-authoritative. ASC 105-10 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The adoption of ASC 105-10 did not have a material impact on the Company’s consolidated financial statements.

Basis of Presentation

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America, which is based on the accrual method of accounting.

The consolidated financial statements include the accounts of wholly owned subsidiaries. All intercompany accounts, transactions, and profits have been eliminated upon consolidation.

Reverse Merger

On May 21, 2014, Dardanos filed Articles of Merger and Plan of Merger with the Secretary of State of Delaware to merge with the Company and change domicile from Delaware to California by means of a merger with and into a California corporation. The Articles of Incorporation and Bylaws of the California Corporation are the Articles of Incorporation and Bylaws of the surviving corporation. Such Articles of Incorporation maintained the Company’s corporate name of PLH Products, Inc. and modified the Company’s capital structure to allow for the issuance of up to 500,000,000 shares of $0.0001 par value common stock and up to 20,000,000 shares of $0.0001 par value preferred stock. Although the merger documents were filed in Delaware on May 21, 2014, the Secretary of State of Delaware required completion of certain documents in order to issue a tax clearance certificate to complete the merger. The required tax clearance was not issued until June 10, 2014 which formally completed the domicile relocation to California.

The acquisition was accounted for as a “reverse merger” and recapitalization since the stockholder of PLH Products, Inc. and Subsidiaries owned all of the outstanding shares of the common stock immediately following the completion of the transaction, the stockholders of PLH Products, Inc. and Subsidiaries have the significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and PLH Products, Inc. and Subsidiaries’ senior management will dominate the management of the combined entity immediately following the completion of the transaction in accordance with the provision of ASC 805, “Business Combinations”. Accordingly, PLH Products, Inc. and Subsidiaries will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of PLH Products, Inc. and Subsidiaries. Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of PLH Products, Inc. and Subsidiaries and are recorded at the historical cost basis of PLH Products, Inc. and Subsidiaries. Dardanos’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of PLH Products, Inc. and Subsidiaries after consummation of the acquisition.

As a result of reverser merger, the Company issued additional shares due to stock split to existing shareholders. As a result of stock split, the Company retrospectively restated previous period as an equivalent charge.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could materially differ from those estimates.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Customer payments received prior to the recognition of revenue are recorded as advance from customers.

Advertising Expense

Costs associated with advertising and promotions are expensed as incurred. Advertising and promotion expense amounted to $22,060 and $48,796 for the years ended December 31, 2014 and 2013, respectively.

Shipping and Handling Costs

The Company records all charges for outbound shipping and handling as revenue. All outbound shipping and handling costs are included in selling, general, and administrative expenses. The Company incurred $735,952 and $894,139 of outbound shipping and handling costs for the years ended December 31, 2014 and 2013, respectively.

Accounts Receivable

Accounts receivable are carried at original invoice amount less the allowance for doubtful accounts based on a review of all outstanding amounts at year end. Management determines the allowance for doubtful accounts based on a combination of write-off history, aging analysis, and any specific known troubled accounts. Trade receivables are written off when deemed uncollectible.

Inventories

Inventories include finished goods, work-in-process, and raw materials and are stated at the lower of cost or market, cost being determined on the weighted average costing method which approximates actual cost. The Company maintains an allowance for potentially excess and obsolete inventories and inventories that are carried at costs that are higher than their estimated net realizable values.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	39 years
Furniture and fixtures	5 - 8 years
Machinery and equipment	4 - 5 years
Vehicles	4 - 5 years

Leasehold improvements are amortized over the lesser of the useful lives of the improvements, the related lease term, or the life of the building.

Intangible assets are recorded at cost and are amortized over their useful lives as follows:

Land usage rights	50 years
Trademark usage rights	10 years
Software licenses	4 - 10 years

Warranties

We provide a warranty for one year which is covered by our vendors and manufacturers under purchase agreements between the Company and the vendors. In general, these products are shipped directly from our vendors to our customers. As a result, we believe we do not have any net warranty exposure and do not accrue any warranty expenses. Historically, the Company has not experienced any material net warranty expenditures.

Foreign Currency Translation

The Company translates the assets and liabilities of its non-U.S. functional currency subsidiaries into dollars at the current rates of exchange in effect at the end of the reporting period. Revenues and expenses are translated at average current rates during the reporting period. Translation adjustments are included in accumulated other comprehensive income as a separate component of stockholders’ equity.

Concentrations of Credit Risk and Risk Factors

The Company maintains its cash and cash equivalents with various major financial institutions. At times, cash and cash equivalents may be in excess of federally insured limits. The Company maintains two cash accounts located in Southern California. All funds in a non-interest bearing transaction account are insured in full by the Federal Deposit Insurance Corporation (FDIC) from December 31, 2010 through December 31, 2012. This temporary unlimited coverage is in addition to, and separate from, the coverage of at least $250,000 available to depositors under the FDIC's general deposit insurance rules. Beginning January 01, 2013, the Federal Deposit Insurance Corporation (FDIC) will no longer provide unlimited deposit coverage to funds in a non-interest bearing transaction account. The standard insurance amount is $250,000 per deposits under the FDIC's general deposit insurance rules. At December 31, 2014 and 2013, the Company did not have uninsured cash balance.

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and other receivables arising from its normal business activities. The Company has a diversified customer base. The Company controls credit risk related to accounts receivable through credit approvals, credit limits and monitoring procedures. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable related credit risk exposure beyond such allowance is limited.

The Company does not have any concentrations of customers or vendors as of the year end. The Company provides credit to customers in the normal course of business. Collateral is not required for trade receivables, but evaluations of customer’s credit and financial conditions are performed periodically. The Company has not experienced any significant bad debt expense from customers.

Fair Value of Financial Instruments

The fair values of the Company’s trade accounts receivable, income taxes receivable/payable, accounts payable, accrued expenses and other current liabilities approximate their carrying values due to the relatively short maturities of these instruments. The carrying value of the Company’s short and long term debt approximates fair value based on management’s best estimate of the interest rates that would be available for similar debt obligations having similar terms at the balance sheet date.

Impairment of Long-Lived Assets

The Company, in accordance with ASC 360, Property, Plant, and Equipment, reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. No such impairment indicators were identified by the Company and no impairment losses were recorded by the Company during the years ended December 31, 2014 and 2013.

Income Taxes

The Company follows ASC 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company adopted ASC 740-10-25 on January 1, 2009, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company recognized $240,000 of additional liabilities for uncertain tax positions as a result of the implementation of ASC 740-10-25 which resulted in a retained earnings adjustment as of beginning of the year for the years ended December 31, 2014 and 2013.

Segment Reporting

Accounting Standards Codification (“ASC”) Topic 280, “Segment Reporting,” requires public companies to report financial and descriptive information about their reportable operating segments. The Company identifies operating segments based on how management internally evaluates separate financial information, business activities and management responsibility. Accordingly, the Company has one reportable segment, consisting of the sauna and wood related businesses.

The Company generates revenues from four geographic areas, consisting of the United States, Europe, and Asia. The following enterprise-wide disclosure is prepared on a basis consistent with the preparation of the consolidated financial statements. The following table contains certain financial information by geographic area:

December 31,	2014	2013

Net sales:
United States	$21,198,125	$19,228,056
Europe	8,686,216	11,280,129
Asia	8,667,735	7,269,702

Total net sales	$38,552,076	$37,777,887

Long-lived assets, net:
United States	$2,957,593	$3,028,774
Europe	-	-
Asia	7,056,236	7,780,245
Total long-lived assets, net	$10,013,829	$10,809,019

Recently issued accounting pronouncements

In March 2013, the Financial Accounting Standards Board ("FASB") issued ASU 2013 - 05, Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. This guidance requires a reporting entity that ceases to have a controlling financial interest in a business with a foreign entity, other than a sale of in substance real estate or conveyance of oil and gas mineral rights, to release any related cumulative translation adjustment into net income. The guidance is effective for fiscal years beginning after December 15, 2013. The Company adopted this guidance effective January 1, 2014, and it did not have a significant impact on the Company’s financial statements.

In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This guidance limits discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have a major effect on an entity’s operations and financial results. The amendments also require expanded disclosures for discontinued operations with more information about the assets, liabilities, revenues, and expenses of discontinued operations. The amendments also require an entity to disclose the pretax profit or loss attributable to a disposal of an individually significant component of an entity that does not qualify for discontinued operations reporting. The guidance is effective for disposals (or classifications as held for sale) occurring in fiscal years beginning after December 15, 2014 and should be applied prospectively. Early adoption is permitted. The adoption of this guidance is not expected to have a significant impact on the Company’s financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This ASU supersedes most of the existing guidance on revenue recognition in Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition and establishes a broad principle that would require an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this principle, an entity identifies the contract with a customer, identifies the separate performance obligations in the contract, determines the transaction price, allocates the transaction price to the separate performance obligations and recognizes revenue when each separate performance obligation is satisfied. The guidance is effective for fiscal years beginning after December 15, 2016 and is to be applied retrospectively at the entity's election either to each prior reporting period presented or with the cumulative effect of application recognized at the date of initial application. Early adoption is not permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition of the award. A reporting entity should apply existing guidance in ASC Topic 718, Compensation-Stock Compensation, as it relates to such awards. The guidance is effective for fiscal years beginning after December 15, 2015, and may be applied either prospectively or retrospectively. Early adoption is permitted. The adoption of this guidance is not expected to have a significant impact on the Company’s financial statements.